Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Equity and Allocation Funds of the Trust and the Amendment to the retail share class Prospectus and related Statement of Additional Information describing the National Limited Term Tax-Free Fund of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Equity and Allocation Funds of the Trust contained in Post-Effective Amendment No. 69 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on January 30, 2004, and the Amendment to the retail share class Prospectus and Statement of Additional Information for the National Limited Term Tax-Free Fund of the Trust contained in Post-Effective Amendment No. 70 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on January 30, 2004.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of February, 2004.

Witness:	WELLS FARGO FUNDS TRUST
By: /s/ Catherine M. Vacca	By: /s/ Christopher Bellonzi
Name: Catherine M. Vacca	Christopher Bellonzi
Title: Assistant Secretary	Assistant Secretary